THE ADVISORS' INNER CIRCLE FUND

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                  (THE "FUND")

                      SUPPLEMENT DATED JUNE 22, 2010 TO THE
           PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            EACH DATED MARCH 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.
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As of June 15, 2010, Matthew Cohen is no longer a portfolio manager of the Fund.
Accordingly, all references to Matthew Cohen are hereby removed from the Prospectus and SAI in their entirety. The remaining members of the investment team will continue to be jointly and primarily responsible for the day-to-day management of the Fund.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                 ACA-SK-007-0100